CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 494,474,891		$ 75,781,592	¥ 347,817,093
Restricted cash	100,300,000		15,374,090	27,871,552
Short-term investments	391,033,374		59,928,486	1,276,830,926
Accounts receivable, net	737,789,173		113,071,138	526,822,932
Amounts due from related parties	383,594,360	[1]	58,788,408	278,155,878	[1]
Prepayments and other current assets	365,108,503		55,955,326	234,728,386
Total current assets	2,472,316,241		378,899,040	2,692,226,767
Non-current assets:
Accounts receivables, non-current	54,638,516		8,373,719
Property and equipment, net	17,212,799		2,637,977	24,115,374
Right-of-use assets, net	50,318,882		7,711,706	69,241,754
Intangible assets	83,122,972		12,739,153	88,943,679
Goodwill	7,268,330		1,113,920	7,268,330
Long-term investments	82,888,709		12,703,250	37,589,200
Other non-current assets	148,091,140		22,695,960	20,811,791
Total non-current assets	443,541,348		67,975,685	247,970,128
Total assets	2,915,857,589		446,874,725	2,940,196,895
Current liabilities (including current liabilities of the consolidated variable interest entity("VIEs") and its subsidiaries without recourse to the Company amounting to RMB1,792,082,225 and RMB 1,602,787,481, as of December 31, 2019 and December 31, 2020, respectively):
Short-term borrowings (including short-term borrowings of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of nil and RMB50,000,000 as of December 31, 2019 and 2020, respectively)	70,000,000.0		10,727,969
Loan from a related party (including loan from a related party of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	13,049,800		1,999,969
Accounts payable (including accounts payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB313,189,188 and RMB399,857,773 as of December 31, 2019 and December 31, 2020, respectively)	448,980,738		68,809,309	328,268,752
Amounts due to a related party (including amount due to a related party of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB3,330,101 and RMB4,294,733 as of December 31, 2019 and 2020, respectively)	9,426,883	[2],[3]	1,444,733	3,436,586	[2],[3]
Registered users' loyalty payable (including registered users' loyalty payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of 127,253,323 and RMB 66,180,291 as of December 31, 2019 and December 31, 2020, respectively)	72,600,000		11,130,505	134,145,439
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB246,251,382 and RMB 140,776,350 as of December 31, 2019 and December 31, 2020, respectively)	140,776,350		21,574,920	246,630,128
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB126,884,752 and RMB115,307,402 as of December 31, 2019 and December 31, 2020, respectively)	149,703,938		22,943,132	129,169,734
Tax payable (including tax payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB93,025,726 and RMB98,797,489 as of December 31, 2019 and December 31, 2020, respectively)	97,143,585		14,887,906	118,156,494
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB31,275,663 and RMB20,030,138 as of December 31, 2019 and December 31, 2020, respectively)	20,760,421		3,181,674	38,210,188
Accrued liabilities related to users' loyalty programs (including accrued liabilities related to users' loyalty program of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB89,184,947 and RMB100,087,815 as of December 31, 2019 and December 31, 2020, respectively)	100,100,000		15,339,129	89,184,947
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB761,687,143 and RMB607,455,490 as of December 31, 2019 and December 31, 2020, respectively)	763,434,272		117,001,418	788,495,442
Total current liabilities	1,886,000,000.0		289,040,664	1,875,697,710
Non-current liabilities:
Other non-current liabilities	4,255,931		652,250	7,212,463
Lease liabilities, non-current	23,755,721		3,640,724	26,651,446
Deferred tax liabilities	18,825,416		2,885,121	21,228,656
Convertible loan	1,174,900,000		180,056,381	1,218,905,676
Non-current liabilities	1,221,700,000		187,234,476	1,273,998,241
Total liabilities	3,107,695,299		476,275,140	3,149,695,951
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	1,093,526,058		167,590,201	495,844,565
Shareholders' deficit:
Additional paid-in capital	4,784,314,735		733,228,312	4,321,100,861
Treasury stock (US$0.0001 par value; 8,635,420 and 7,490,634 shares as of December 31, 2019 and December 31, 2020, respectively)	(142,228,779)		(21,797,514)	(142,228,779)
Accumulated other comprehensive income (loss)	84,319,590		12,922,543	(17,934,525)
Accumulated deficit	(6,007,200,000)		(920,647,797)	(4,862,464,162)
Total Qutoutiao Inc. shareholders' deficit	(1,280,774,510)		(196,287,281)	(701,481,954)
Non-controlling interests	(4,589,258)		(703,335)	(3,861,667)
Total shareholders' deficit	(1,285,363,768)		(196,990,616)	(705,343,621)
Total liabilities, mezzanine equity and shareholders' deficit	2,915,857,589		446,874,725	2,940,196,895
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	22,426		3,437	20,260
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24,391		$ 3,738	¥ 24,391

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018). For the year ended December 31, 2019 and 2020, the service fee of RMB473.2 million and RMB250.9 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020, the amounts due from related parties is comprised of RMB368.5 million which pertains to accounts receivable from related parties revenues generated, whereas the remaining RMB15.1 million is a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform; the balance are settled and recorded as cost of revenues (see (5) below) as the advertisement services are provided. These balances were RMB262.6 million and RMB15.6 million, respectively, as of December 31, 2019. Out of the accounts receivable from related parties of RMB262.2 million as of December 31, 2019, a total of RMB160 million of the balances have been collected as of December 31, 2020; the remaining RMB102.2 million was collected during the first quarter of 2021. Although the receivables of RMB102.2 million were settled after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2020, payments have not been received as the balances as of December 31, 2020 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.
[2]	In 2019 the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.
[3]	In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.